Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forwards in U.S.	$ 73,318	$ 43,410	$ 92,069	$ 82,970
Less: valuation allowance	(73,318)	(43,410)	(92,069)	(82,970)
Deferred tax asset